Long-term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Future minimum repayments of long-term debt
2018	$ 1,000,000	$ 850,000
Thereafter	1,500,000	1,500,000
Debt	$ 2,500,000	$ 2,350,000